MERRILL LYNCH
HEALTHCARE
FUND, INC.









FUND LOGO








Quarterly Report

July 31, 1995





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011








MERRILL LYNCH HEALTHCARE FUND, INC.



Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Jordan C. Schreiber, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863

DEAR SHAREHOLDER

In our last report to shareholders, we noted that there was a favorable investment environment for the healthcare product sector, such as pharmaceuticals, hospital supplies, and medical devices. Slow economic growth in the United States, Europe and Japan, along with subdued inflation, provided a positive climate that continued in the July quarter. High inflation would be an anathema to this industry as the ability to raise prices is quite limited. At the same time, the healthcare sector is contra-cyclical and is largely unaffected by economic growth factors.

On average, the annual earnings growth rate for US-based product healthcare companies has stabilized in the 7%--9% range. The regulatory process has been improved, so that new product development time should be cut and costs reduced. Based on our 1996 earnings per share estimates, valuations of large-capitalization US pharmaceutical companies are reasonable, in our opinion. Price/earnings ratios of US pharmaceutical companies based on 1996 estimates are on a par with that of the Standard & Poor's 500 Index. In view of this industry group's earnings predictability, valuations have customarily been at a premium to that of market indexes.

Presently, the investment environment for healthcare service compa-nies--primarily health maintenance organizations (HMOs)--is less positive. Intense competitive pressures have impacted revenues (premiums), and costs--primarily medical expenses--have risen. Profit margins have narrowed. Congressional debate regarding Federal budget deficit reduction is now underway, with Medicare and Medicaid reform a major factor in the deliberations. Our expectation is that beneficiaries of the government programs will be given incentives to join managed care organizations. While healthcare service companies should gain a multitude of new enrollees, the profit potential in the expected highly competitive and increasingly constrained climate remains to be seen. Overall, the aggregate impact on many healthcare service areas is likely to be negative.

With these changes in mind, we emphasized physician management companies in the United States, such as PhyCor Inc., a new position, and Inphynet Medical Management, Inc. These physician management groups contract with HMOs, hospitals and other managed care groups to provide physician members with corporate services that enhance practitioner efficiency. They also bolster doctors' bargaining power as they negotiate with large managed-care entities. Physician management companies represent a rapidly growing segment of the healthcare service market. With a lower market penetration than HMOs, they represent substantial growth potential.

With indications that the US dollar has stabilized and with the superior values offered by selected European conglomerates with important healthcare businesses, we increased investment participation in this area. For example, we initiated a position in Bayer AG. In the past several years, Bayer has increased its healthcare activities through the acquisitions of Marion Merrell Dow and Sterling Drug. The company has well-known consumer brands such as Alka-Seltzer and Bayer Aspirin, as well as important prescription antibiotics and cardiovascular medications.

In Conclusion
With the attractive investment opportunities available among US and European pharmaceutical companies, as well as in physician management companies in the United States, the Fund had a relatively low 4.0% cash position at the end of the July quarter.

We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(Jordan C. Schreiber)
Jordan C. Schreiber
Vice President and
Portfolio Manager



August 11, 1995

PERFORMANCE DATA

About Fund Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Average Annual Total Return," "Recent Performance Results" and "Performance Summary" tables on pages 4--6. Data for Class C and Class D Shares are also presented in the "Aggregate Total Return" and "Recent Performance Results" tables on page 4.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended July 31, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended July 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual
Total Return+++


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 6/30/95                        +24.20%        +17.68%
2/01/90++ through 6/30/95                 + 9.12         + 8.03
Five Years Ended 6/30/95                  + 7.18         + 6.03
Ten Years Ended 6/30/95                   +11.42         +10.82

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.



                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/95                        +23.01%        +19.01%
2/01/90++ through 6/30/95                 + 7.97         + 7.97
Five Years Ended 6/30/95                  + 6.06         + 6.06
Inception (10/21/88) through 6/30/95      + 8.42         + 8.42

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.


Aggregate
Total Return


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 6/30/95      +12.54%        +11.54%

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Inception (10/21/94) through 6/30/95      +10.80%         +4.99%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Recent
Performance
Results*
                                                                                   12 Month     3 Month
                                                  7/31/95    4/30/95   7/31/94++   % Change++   % Change
Class A Shares                                     $4.33      $3.81     $3.31       +30.82%      +13.65%
Class B Shares                                      3.88       3.43      3.01       +28.90       +13.12
Class C Shares                                      3.89       3.43      3.27       +18.96       +13.41
Class D Shares                                      4.22       3.72      3.61       +16.90       +13.44
Class A Shares--Total Return                                                        +30.82       +13.65
Class B Shares--Total Return                                                        +28.90       +13.12
Class C Shares--Total Return                                                        +18.96       +13.41
Class D Shares--Total Return                                                        +16.90       +13.44

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
++Investment results shown for Class C and Class D Shares are since inception (10/21/94).

Performance
Summary--
Class A Shares+++
                               Net Asset Value         Capital Gains         Dividends
Period Covered               Beginning    Ending        Distributed            Paid*            % Change**
4/1/83--12/31/83                $ 9.15    $ 9.56             --               $0.120             + 5.85%
1984                              9.56      8.83          $ 0.040              0.090             - 6.34
1985                              8.83     10.65             --                0.120             +22.16
1986                             10.65     11.94            0.530              0.100             +17.86
1987                             11.94      9.90            3.347              0.015             +10.24
1988                              9.90      9.56            0.825              0.145             + 6.39
1989                              9.56      9.09            1.422              0.068             +11.46
1990                              9.09      7.29            0.832              0.489             - 6.19
1991                              7.29      9.18             --                1.320             +45.71
1992                              9.18      4.03            4.123++            1.028             + 6.92
1993                              4.03      3.91             --                0.013             - 2.63
1994                              3.91      3.46            0.266               --               - 4.30
1/1/95--7/31/95                   3.46      4.33             --                 --               +25.14
                                                          -------             ------
                                                    Total $11.385       Total $3.508

                                                         Cumulative total return as of 7/31/95: +218.03%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.



Performance
Summary--
Class B Shares+++
                               Net Asset Value         Capital Gains         Dividends
Period Covered               Beginning    Ending        Distributed            Paid*            % Change**
10/21/88--12/31/88              $10.24     $9.55           $0.825             $0.089             + 2.22%
1989                              9.55      9.07            1.422              0.006             +10.70
1990                              9.07      7.19            0.832              0.455             - 7.42
1991                              7.19      8.96             --                1.291             +44.21
1992                              8.96      3.72            4.123++            1.028             + 5.46
1993                              3.72      3.59             --                 --               - 3.49
1994                              3.59      3.13            0.266               --               - 4.99
1/1/95--7/31/95                   3.13      3.88             --                 --               +23.96
                                                           ------             ------
                                                     Total $7.468       Total $2.869

                                                          Cumulative total return as of 7/31/95: +81.08%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
 ++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.



+++See Important Note on page 6.



PERFORMANCE DATA (concluded)



+++Important Note:
Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4 and 5 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, includes only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.



Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/95                        +24.20%        +17.68%
2/01/90++ through 6/30/95                 +15.37         +14.23

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/95                        +23.01%        +19.01%
2/01/90++ through 6/30/95                 +14.67         +14.67

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.



Recent
Performance
Results

                                       12 Month         2/01/90 to 7/31/95++
                                       %Change                % Change

Class A Shares--Total Return           +30.82%                +128.95%
Class B Shares--Total Return           +28.90                 +121.17

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.

SCHEDULE OF INVESTMENTS
NORTH                                                                                                               Percent of
AMERICA      Industries          Shares Held             Investments                        Cost           Value    Net Assets
United       Biotechnology            40,000    Amgen, Inc.                            $  3,508,752     $  3,395,000    1.9%
States
             Diagnostics             560,000    Meris Laboratories, Inc.                  4,722,934        2,660,000    1.5

             Health Care Cost        230,000    Apria Healthcare Group, Inc. (a)          6,067,190        7,360,000    4.2
             Containment             100,000    Caremark International, Inc.              2,065,998        2,037,500    1.1
                                     175,000    Columbia/HCA Healthcare Corporation       7,332,675        8,575,000    4.8
                                     115,000    Inphynet Medical Management, Inc.         1,895,900        2,415,000    1.4
                                      85,000    Lincare Holdings, Inc.                    2,403,750        2,932,500    1.7
                                      70,000    OrNda Healthcorp.                         1,154,875        1,373,750    0.8
                                       5,000    Pacific Physician Services, Inc.             73,750           78,750    0.0
                                      96,500    PhyCor Inc.                               3,039,750        3,908,250    2.2
                                      70,000    Tenet Healthcare Corp.                    1,155,700        1,067,500    0.6
                                                                                       ------------     ------------  ------
                                                                                         25,189,588       29,748,250   16.8

             Medical Specialties      30,000    Baxter International, Inc.                  841,720        1,117,500    0.6
                                      15,000    Becton, Dickinson & Company                 772,650          883,125    0.5
                                     100,000    Boston Scientific Corp.                   2,690,663        3,650,000    2.1
                                     260,000    Collagen Corporation                      5,061,254        4,485,000    2.6
                                      40,000    Cordis Corp.                              2,772,724        2,870,000    1.6
                                     600,000    EP Technologies, Inc.                     4,317,502        6,300,000    3.6
                                      80,000    Fresenius USA Inc.                          561,596        1,070,000    0.6
                                     200,000    InStent, Inc.                             2,862,500        2,650,000    1.5
                                      65,000    Medtronic, Inc.                           4,485,863        5,330,000    3.0
                                     150,000    Metra Biosystems, Inc.                    1,900,000        2,737,500    1.5
                                      50,000    Nellcor Inc.                              2,282,717        2,600,000    1.5
                                      30,000    Saint Jude Medical, Inc.                  1,518,750        1,642,500    0.9
                                     219,467    Uromed Corp.                              1,000,005        1,801,275    1.0
                                                                                       ------------     ------------  ------
                                                                                         31,067,944       37,136,900   21.0

             Pharmaceutical--         81,900    Allergan, Inc.                            2,331,729        2,477,475    1.4
             Consumer                 60,000    American Home Products Corporation        4,337,350        4,740,000    2.7
                                      65,000    Johnson & Johnson Co.                     3,885,050        4,663,750    2.6
                                      25,000    Procter & Gamble Co.                      1,811,813        1,721,875    1.0
                                      40,000    Rhone-Poulenc Rorer, Inc.                 1,747,400        1,770,000    1.0
                                      20,000    Schering-Plough Corp.                       639,978          930,000    0.5
                                      20,000    Warner-Lambert Co.                        1,551,080        1,680,000    1.0
                                                                                       ------------     ------------  ------
                                                                                         16,304,400       17,983,100   10.2

SCHEDULE OF INVESTMENTS (concluded)
NORTH
AMERICA                                                                                                             Percent of
(concluded)  Industries          Shares Held             Investments                        Cost           Value    Net Assets
United       Pharmaceutical--        100,000    Abbott Laboratories                    $  3,346,810     $  4,000,000    2.3%
States       Diversified             180,000    IVAX Corp.                                5,022,511        4,342,500    2.4
(concluded)                           25,000    Teva Pharmaceuticals Industries,
                                                Ltd. (ADR)*                                 838,750          990,625    0.6
                                                                                       ------------     ------------  ------
                                                                                          9,208,071        9,333,125    5.3

             Pharmaceutical--         50,000    Forest Laboratories, Inc.                 2,185,501        2,218,750    1.3
             Prescription             30,000    Lilly (Eli) & Co.                         1,678,050        2,347,500    1.3
                                     150,000    Merck & Co., Inc.                         5,887,754        7,743,750    4.4
                                     100,000    Pfizer, Inc.                              3,943,000        5,050,000    2.9
                                                                                       ------------     ------------  ------
                                                                                         13,694,305       17,360,000    9.9

                                                Investments in the United States        103,695,994      117,616,375   66.6


                                                Total Investments in North America      103,695,994      117,616,375   66.6


PACIFIC
BASIN


Japan        Pharmaceutical--         30,000    Sankyo Company, Ltd.                        709,856          708,769    0.4
             Prescription

                                                Investments in Japan                        709,856          708,769    0.4


                                                Total Investments in the
                                                Pacific Basin                               709,856          708,769    0.4

WESTERN
EUROPE


Denmark      Pharmaceutical--         40,000    Novo Nordisk A/S                          4,177,869        4,648,045    2.6
             Diversified

                                                Investments in Denmark                    4,177,869        4,648,045    2.6


Germany      Pharmaceutical--         23,500    Bayer AG                                  5,811,519        6,326,989    3.6
             Consumer

                                                Investments in Germany                    5,811,519        6,326,989    3.6


Ireland      Pharmaceutical--        250,000    Elan Corporation PLC (ADR)*               8,815,317       10,500,000    5.9
             Diversified

                                                Investments in Ireland                    8,815,317       10,500,000    5.9


Netherlands  Pharmaceutical--         75,000    AKZO N.V.                                 8,722,181        9,887,553    5.6
             Prescription

                                                Investments in the Netherlands            8,722,181        9,887,553    5.6


Sweden       Medical Specialties      80,000    Elekta Instrument AB 'B' Free             1,571,372        2,780,142    1.6

             Pharmaceutical--        100,000    Pharmacia Biotech AB (Class B)            1,670,411        2,390,071    1.3
             Prescription

                                                Investments in Sweden                     3,241,783        5,170,213    2.9


Switzerland  Pharmaceutical--         12,000    Ciba-Geigy AG (Registered)                8,112,171        8,912,134    5.1
             Consumer

             Pharmaceutical--            500    Roche Holdings AG                         2,378,214        3,414,836    1.9
             Diversified

             Pharmaceutical--          3,500    Sandoz AG (Registered)                    2,416,875        2,437,674    1.4
             Prescription

                                                Investments in Switzerland               12,907,260       14,764,644    8.4

United       Pharmaceutical--         20,000    SmithKline Beecham Corp. PLC (ADR)*         710,950          900,000    0.5
Kingdom      Diversified

             Pharmaceutical--         80,000    Zeneca Group PLC                          1,200,929        1,426,738    0.8
             Prescription

                                                Investments in the United Kingdom         1,911,879        2,326,738    1.3


                                                Total Investments in Western
                                                Europe                                   45,587,808       53,624,182   30.3


SHORT-TERM                           Face
SECURITIES                          Amount

             Commercial Paper**   $3,079,000    Associates Corp. of North America,
                                                5.80% due 8/01/1995                       3,079,000        3,079,000    1.7

             US Government         3,000,000    Federal Farm Credit Bank, 5.61%
             & Agency                           due 8/09/1995                             2,996,260        2,996,260    1.7
             Obligations**         1,040,000    Federal National Mortgage
                                                Association, 5.60% due 8/14/1995          1,037,897        1,037,897    0.6
                                                                                       ------------     ------------  ------
                                                                                          4,034,157        4,034,157    2.3

                                                Total Investments in Short-Term
                                                Securities                                7,113,157        7,113,157    4.0


             Total Investments                                                         $157,106,815      179,062,483  101.3
                                                                                       ============
             Liabilities in Excess of Other Assets                                                        (2,372,576)  (1.3)
                                                                                                        ------------  ------
             Net Assets                                                                                 $176,689,907  100.0%
                                                                                                        ============  ======


             Net Asset Value:  Class A--Based on net assets of $80,656,180 and
                                        18,637,966 shares outstanding                                   $       4.33
                                                                                                        ============
                               Class B--Based on net assets of $87,321,234 and
                                        22,479,214 shares outstanding                                   $       3.88
                                                                                                        ============
                               Class C--Based on net assets of $2,982,876 and
                                        767,528 shares outstanding                                      $       3.89
                                                                                                        ============
                               Class D--Based on net assets of $5,729,617 and
                                        1,356,679 shares outstanding                                    $       4.22
                                                                                                        ============

  *American Depositary Receipts (ADR).
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
(a)Formerly Homedco Group, Inc.




PORTFOLIO CHANGES


For the Quarter Ended July 31, 1995

Additions

 Allergan, Inc.
 Apria Healthcare Group, Inc.
 Bayer AG
 Caremark International, Inc.
 Cordis Corp.
 Forest Laboratories, Inc.
 InStent, Inc.
 Lincare Holdings, Inc.
 Metra Biosystems, Inc.
 Nellcor Inc.
*Oxford Health Plans, Inc.
 Pacific Physician Services, Inc.
 PhyCor Inc.
 Procter & Gamble Co.
 Rhone-Poulenc Rorer, Inc.
 Saint Jude Medical, Inc.
 Sandoz AG (Registered)
 Sankyo Company, Ltd.
 Tenet Healthcare Corp.
 Teva Pharmaceuticals Industries Ltd. (ADR)
*United Healthcare Corp.

Deletions

 Astra AB 'B' Free
 BioCryst Pharmaceuticals, Inc.
 Diagnostic Products Corp.
 Glaxo PLC
 Mariner Health Group, Inc.
 Medaphis Corp.
 Ostex International, Inc.
*Oxford Health Plans, Inc.
 Puritan-Bennett Corp.
 Pyxis Corporation
 Ranbaxy Laboratories Ltd. (GDR)
 Sangstat Medical Corp.
 Summit Care Corp.
*United Healthcare Corp.

[FN]
*Added and deleted in the same quarter.




PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/95

Percent Breakdown of                    Percent of
Securities by Country                   Net Assets

United States                              66.6%
Switzerland                                 8.4
Ireland                                     5.9
Netherlands                                 5.6
Germany                                     3.6
Sweden                                      2.9
Denmark                                     2.6
United Kingdom                              1.3
Japan                                       0.4

Industries Represented                  Percent of
In the Portfolio                        Net Assets

Medical Specialties                        22.6%
Pharmaceutical--Prescription               19.4
Pharmaceutical--Consumer                   18.9
Health Care Cost Containment               16.8
Pharmaceutical--Diversified                16.2
Biotechnology                               1.9
Diagnostics                                 1.5


Ten Largest Holdings                    Percent of
Represented in the Portfolio            Net Assets

Elan Corporation PLC (ADR)                  5.9%
AKZO N.V.                                   5.6
Ciba-Geigy AG (Registered)                  5.1
Columbia/HCA Healthcare
   Corporation                              4.8
Merck & Co., Inc.                           4.4
Apria Healthcare Group, Inc.                4.2
Bayer AG                                    3.6
EP Technologies, Inc.                       3.6
Medtronic, Inc.                             3.0
Pfizer, Inc.                                2.9